SHARE-BASED PAYMENTS - Schedule of activity of share options (Details) - 2019 & 2023 ESOP	9 Months Ended
	Sep. 30, 2025 shares $ / shares	Sep. 30, 2024 shares $ / shares
Number of options
Outstanding, beginning balance (in shares) | shares	12,707,243	14,911,455
Granted during the year (in shares) | shares	0	0
Forfeited during the year (in shares) | shares	(152,036)	(687,366)
Exercised during the year (in shares) | shares	(2,354,569)	(300,000)
Outstanding, ending balance (in shares) | shares	10,200,638	13,924,089
Exercisable (in shares) | shares	5,656,530	8,258,877
Weighted average exercise price
Outstanding, beginning balance (in USD per share) | $ / shares	$ 10.02	$ 9.56
Granted during the year (in USD per share) | $ / shares	0	0
Forfeited during the year (in USD per share) | $ / shares	10.06	10.38
Exercised during the year (in USD per share) | $ / shares	10.67	7.68
Outstanding, ending balance (in USD per share) | $ / shares	9.87	9.56
Exercisable (in USD per share) | $ / shares	$ 9.72	$ 9.74